Earn-Out Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Aug. 25, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Consecutive trading days required for entitlement of common stock			30 days
Trading days required for entitlement of common stock			20 days
Common stock price per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Gain on change in fair value of earn-out liability		$ 17,800	$ 17,790
Common stock, shares issued		40,669,373	40,669,373	1,445,065	1,333,711
Earn Out Shares [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Fair value of earn-out shares	13.79		9.77
Fair value of option holder Earn-out Shares	$ 7,900
Share based compensation			$ 2,100
Share based compensation service period	4 months 9 days
Unrecognized compensation expense		$ 5,800	$ 5,800
Unrecognized compensation expense expected to be recognized			3 months 7 days
Estimated fair value of Earn-out Shares		$ 61,000	$ 61,000
Earn Out Shares [Member] | Stockholders [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares issued	4,425,258	4,426,889	4,426,889
Earn Out Shares [Member] | Option Holders [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares issued	574,742	573,111	573,111
Effector Therapeutics Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock price per share		$ 20.00	$ 20.00
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			5,000,000